Cover - shares	Nov. 18, 2021	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 18, 2021
Entity Registrant Name		OPTINOSE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38241
Entity Tax Identification Number	42-1771610
Entity Address, Address Line One	1020 Stony Hill Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Yardley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	267
Local Phone Number	364-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OPTN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	82,199,567
Entity Central Index Key		0001494650
Amendment Flag		false